Employee Benefits - Net Defined Benefit Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Present value of partially funded defined benefit obligations	₩ 1,595,423	₩ 1,562,424
Fair value of plan assets	(1,550,063)	(1,466,977)
Defined benefit liabilities, net	₩ 45,360	₩ 95,447